Pioneer Disciplined Value Fund

Schedule of Investments | November 30, 2019

Ticker Symbols: Class A CVFCX Class C CVCFX Class R CVRFX Class Y CVFYX

Schedule of Investments | 11/30/19 (unaudited)

Shares		Value
	UNAFFILIATED ISSUERS - 99.9%
	COMMON STOCKS - 95.2% of Net Assets
	Aerospace & Defense - 2.7%
52,084	Raytheon Co.	$11,324,103
	Total Aerospace & Defense	$11,324,103
	Auto Components - 2.2%
53,618	Aptiv Plc	$5,033,658
106,060	BorgWarner, Inc.	4,459,823
	Total Auto Components	$9,493,481
	Banks - 15.7%
765,924	Bank of America Corp.	$25,520,588
19,547	Comerica, Inc.	1,376,304
194,307	JPMorgan Chase & Co.	25,601,890
6,101(a)	SVB Financial Group	1,413,785
239,126	Wells Fargo & Co.	13,022,802
	Total Banks	$66,935,369
	Beverages - 1.2%
37,577	PepsiCo., Inc.	$5,104,084
	Total Beverages	$5,104,084
	Biotechnology - 0.7%
10,212(a)	Biogen, Inc.	$3,061,660
	Total Biotechnology	$3,061,660
	Capital Markets - 1.4%
5,768	BlackRock, Inc.	$2,854,641
57,657	Morgan Stanley	2,852,868
	Total Capital Markets	$5,707,509
	Chemicals - 1.8%
145,793	Dow, Inc.	$7,780,972
	Total Chemicals	$7,780,972
	Commercial Services & Supplies - 1.6%
59,338	Waste Management, Inc.	$6,699,854
	Total Commercial Services & Supplies	$6,699,854
	Communications Equipment - 0.2%
22,048	Cisco Systems, Inc.	$ 998,995
	Total Communications Equipment	$ 998,995
	Consumer Discretionary - 3.3%
319,000	Comcast Corp.	$14,083,850
	Total Consumer Discretionary	$14,083,850
	Containers & Packaging - 0.3%
15,997	Ball Corp.	$1,056,762
	Total Containers & Packaging	$1,056,762
	Diversified Financial Services - 5.1%
98,061(a)	Berkshire Hathaway, Inc., Class B	$21,602,838
	Total Diversified Financial Services	$21,602,838
	Diversified Telecommunication Services - 5.6%
175,648	CenturyLink, Inc.	$2,545,139
354,387	Verizon Communications, Inc.	21,348,273
	Total Diversified Telecommunication Services	$23,893,412
	Electric Utilities - 2.8%
130,949	American Electric Power Co., Inc.	$11,962,191
	Total Electric Utilities	$11,962,191
	Equity Real Estate Investment Trusts (REITs) - 7.7%
90,035	Digital Realty Trust, Inc.	$10,889,733
34,738	Essex Property Trust, Inc.	10,844,509
95,761	Liberty Property Trust	5,900,793
56,083	Prologis, Inc.	5,134,399
	Total Equity Real Estate Investment Trusts (REITs)	$32,769,434
	Food & Staples Retailing - 4.0%
13,601	Costco Wholesale Corp.	$4,077,716
106,418	Sysco Corp.	8,571,970
75,462	Walgreens Boots Alliance, Inc.	4,497,535
	Total Food & Staples Retailing	$17,147,221
	Health Care Equipment & Supplies - 5.2%
154,577	Medtronic Plc	$17,218,332
35,974	Zimmer Biomet Holdings, Inc.	5,226,303
	Total Health Care Equipment & Supplies	$22,444,635
	Health Care Providers & Services - 4.9%
48,809	AmerisourceBergen Corp.	$4,290,799
34,352	Humana, Inc.	11,721,933
44,517	Quest Diagnostics, Inc.	4,743,286
	Total Health Care Providers & Services	$20,756,018
	Household Products - 0.6%
20,476	Procter & Gamble Co.	$2,499,301
	Total Household Products	$2,499,301
	Insurance - 5.0%
147,977	American International Group, Inc.	$7,792,469
42,852	Marsh & McLennan Cos., Inc.	4,631,016
Shares		Value
	Insurance - (continued)
121,897	Progressive Corp.	$8,904,576
	Total Insurance	$21,328,061
	IT Services - 2.2%
148,984	Cognizant Technology Solutions Corp.	$9,551,364
	Total IT Services	$9,551,364
	Machinery - 2.2%
24,691	Illinois Tool Works, Inc.	$4,304,382
32,215	Stanley Black & Decker, Inc.	5,081,594
	Total Machinery	$9,385,976
	Multiline Retail - 0.5%
13,470	Dollar General Corp.	$2,119,639
	Total Multiline Retail	$2,119,639
	Oil, Gas & Consumable Fuels - 3.2%
134,108	EOG Resources, Inc.	$9,508,257
78,393	TOTAL S.A. (A.D.R.)	4,118,768
	Total Oil, Gas & Consumable Fuels	$13,627,025
	Pharmaceuticals - 4.5%
91,821(a)	Elanco Animal Health, Inc.	$2,544,360
36,938	Eli Lilly & Co.	4,334,674
77,795	Merck & Co., Inc.	6,782,168
95,751	Novo Nordisk AS (A.D.R.)	5,376,419
	Total Pharmaceuticals	$19,037,621
	Road & Rail - 2.8%
33,665	Kansas City Southern	$5,131,219
36,153	Norfolk Southern Corp.	6,995,606
	Total Road & Rail	$12,126,825
	Semiconductors & Semiconductor Equipment - 1.7%
4,543	Lam Research Corp.	$1,212,209
129,419(a)	Micron Technology, Inc.	6,148,697
	Total Semiconductors & Semiconductor Equipment	$7,360,906
	Specialty Retail - 3.3%
39,539	Home Depot, Inc.	$8,718,745
89,395	TJX Cos., Inc.	5,464,716
	Total Specialty Retail	$14,183,461
	Technology Hardware, Storage & Peripherals - 1.8%
4,211	Apple, Inc.	$1,125,390
104,616	NetApp, Inc.	6,338,683
	Total Technology Hardware, Storage & Peripherals	$7,464,073
	Trading Companies & Distributors - 1.0%
29,243(a)	United Rentals, Inc.	$4,475,641
	Total Trading Companies & Distributors	$4,475,641
	TOTAL COMMON STOCKS
	(Cost $361,163,959)	$405,982,281
Principal Amount USD ($)		Value
	U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.2% of Net Assets
8,000,000(b)	U.S. Treasury Bills, 12/17/19	$7,994,716
10,000,000(b)	U.S. Treasury Bills, 12/24/19	9,990,318
	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
	(Cost $17,984,474)	$17,985,034
	TEMPORARY CASH INVESTMENTS - 0.5% of Net Assets
	REPURCHASE AGREEMENTS - 0.5%
1,000,000	$1,000,000 TD Securities USA LLC, 1.62%, dated 11/29/19 plus accrued interest on 12/2/19, collateralized by $1,020,090 U.S. Treasury Notes, 1.85%, 10/31/21	$1,000,000
1,000,000	$1,000,000 TD Securities USA LLC, 1.64%, dated 11/29/19 plus accrued interest on 12/2/19, collateralized by $1,020,001 Federal National Mortgage Association, 3.5%, 1/1/48	1,000,000
		$2,000,000
	TOTAL TEMPORARY CASH INVESTMENTS
	(Cost $2,000,000)	$2,000,000
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS - 99.9%
	(Cost $381,148,433)	$425,967,315
	OTHER ASSETS AND LIABILITIES - 0.1%	$516,660
	NET ASSETS - 100.0%	$426,483,975

REIT	Real Estate Investment Trust.
(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

The following is a summary of the inputs used as of November 30, 2019, in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Common Stocks	$405,982,281	$–	$–	$405,982,281
U.S. Government and Agency Obligations	–	17,985,034	–	17,985,034
Repurchase Agreements	–	2,000,000	–	2,000,000
Total Investments in Securities	$405,982,281	$19,985,034	$–	$425,967,315

During the three months ended November 30, 2019, there were no transfers between Levels 1, 2 and 3.